Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are presented below.
Office equipment and furniture	3-5 years
Transportation vehicles	3-5 years

Schedule of the Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of December 31,
	2022	2023
Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 7.0999
Average rate	US$1=RMB 6.7290	US$1=RMB 7.0809